Income and mining taxes - Income tax recovery (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
INCOME AND MINING TAXES
Loss before taxes	$ (75.0)	$ (73.9)
Canadian federal and provincial income tax rates	25.80%	26.30%
Income tax recovery based on above rates	$ (19.4)	$ (19.4)
INCREASE (DECREASE) DUE TO
Permanent differences	(1.0)	(0.1)
Foreign exchange on non-monetary assets and liabilities	0.0	0.2
Other foreign exchange differences	(5.8)	3.7
Prior years’ adjustments relating to tax provision and tax returns	0.2	(5.2)
Canadian mining tax	15.8	(2.5)
Change in unrecognized deferred tax assets	17.4	22.9
BC Mining exploration tax credits received	(3.1)	0.0
Other	0.2	0.0
Total income tax expense (recovery)	$ 4.3	$ (0.4)